                                                        ------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570

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                                                        hours per response: 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4854
                                   ---------------------

                               The Oberweis Funds
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             951 Ice Cream Drive, Suite 200, North Aurora, IL 60542
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         James D. Oberweis                  James A. Arpaia
         The Oberweis Funds                 Vedder, Price, Kaufman, & Kammholtz
         951 Ice Cream Drive, Suite 200     222 North LaSalle Street, Suite 2600
         North Aurora, IL 60542             Chicago, IL  60601
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 323-6166
                                                    ----------------------------

Date of fiscal year end: December 31
                        --------------------------------------------------------

Date of reporting period: December 31, 2003
                         -------------------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

ITEM 1.    REPORTS TO STOCKHOLDERS.
           The Annual Report to Stockholders Follows.

PRESIDENT'S LETTER

Dear Oberweis Funds Shareholder:

I am pleased to report outstanding results for each of the three portfolios of The Oberweis Funds. In 2003, the Oberweis Micro-Cap Portfolio appreciated +108.93%, the Emerging Growth Portfolio appreciated +67.70%, and the Mid-Cap Portfolio appreciated +55.97%. For comparison, the Russell 2000 Growth Index appreciated +48.54% and the Russell Mid-Cap Growth Index appreciated +42.71%. Looking back, we believe that 2003 will likely be remembered as a turning point for investors in the stock market. After a challenging environment for equity investors in 2000-2002, this past year was excellent in terms of absolute gains, particularly for small-cap stocks. As investors became increasingly confident that recession was giving way to growth, assets were shifted toward those companies most likely to benefit from an increasingly positive economic outlook, namely small-cap growth equities.

Investors are beginning 2004 with higher expectations than at the beginning of 2003. Few economists dispute that the economy is growing, but considerable debate remains over the rate of such growth. Thus, the fundamental question for 2004 is whether we will see growth above and beyond that which is already predicted by investors. In short, as of the end of 2003, we are finding more companies exhibiting the high rates of growth required by our process, but the valuations of such companies (as measured by price/earnings ratios) are significantly higher than at the beginning of 2003. We remain optimistic that small-cap growth stocks have the potential to outperform the broader market over the next several years; however, we do not expect to see a repeat of the spectacular results of 2003 anytime soon. It is important to note that the gains of 2003 should not be viewed as typical. Short-term swings are difficult, if not impossible, to predict in advance and it would be normal to expect some quarters in which our portfolios decline in value. However, we do believe that investing in a diversified portfolio of rapidly growing companies purchased at appropriate valuations offers long-term investors the opportunity to achieve above-average stock market returns over a 10 or 20 year period of time.

In investing the three portfolios, our strategy remains consistent. We seek to attain excess return through superior individual stock selection. We strive to identify high-growth companies which are under followed by institutional investors and can be purchased at low valuations in relation to their expected rates of growth. In 2004, as the economy continues to improve, we look forward to the opportunity to select among an increasingly large universe of rapidly growing companies with innovative products and services. The companies in each portfolio have average growth rates in excess of 50%. The average P/E ratio as of year end was 26 times next year's estimated earnings for the Micro-Cap Portfolio and the Emerging Growth Portfolio, and 23 times next year's estimated earnings for the Mid-Cap Portfolio. As of 12-31-03, the weighted average market cap for the Micro-Cap, Emerging Growth, and Mid-Cap Portfolios, respectively, was $232 million, $810 million, and $3.3 billion.

The Oberweis Funds experienced a significant increase in assets in 2003. As a result of market appreciation and accelerating purchases, the Micro-Cap Portfolio is now closed to new investors. The Micro-Cap Portfolio is also closed to existing shareholders except for retirement accounts (qualified retirement plans and IRA accounts). An increase in total assets in the Emerging Growth Portfolio led to a reduction in the Portfolio's average expense ratio from 1.57% in 2002 to 1.37% in 2003. The Emerging Growth Portfolio and the Mid-Cap Portfolio remain open to new investors and shares may be purchased either directly through the Fund or through one of our many brokerage firm partners.

Lastly, we would like to sincerely thank you for investing with us in The Oberweis Funds. If you have any questions on your account or should you wish to add to your Oberweis Funds account, please call our shareholder service representatives at (800) 245-7311. You may also download a prospectus and purchase shares online at www.oberweis.net. Best wishes for a prosperous 2004!

Sincerely,

/s/ James D. Oberweis                     /s/ James W. Oberweis

    James D. Oberweis                         James W. Oberweis
    President                                 Senior Vice President
    Portfolio Manager                         Portfolio Manager

                               THE OBERWEIS FUNDS
                       MANAGEMENT DISCUSSION AND ANALYSIS

The Oberweis Funds are positioned to take advantage of the long-term price appreciation that occurs when the market places an appropriately high value on fast growing, profitable companies. The three portfolios of The Oberweis Funds have historically performed particularly well during periods of economic recovery, as was the case in 2003. The Oberweis Micro-Cap Portfolio appreciated +108.93% and the Emerging Growth Portfolio appreciated +67.70%. For comparison, the benchmark Russell 2000 Growth Index appreciated +48.54%. The Oberweis Mid-Cap Portfolio appreciated +55.97%. For comparison, the Russell Midcap Growth Index appreciated +42.71%. All three portfolios returned positive gains for the period and performed favorably relative to their benchmark indices.

The Micro-Cap Portfolio particularly benefited from investments in FARO Technologies, Healthextras, Ultralife Batteries, ICOS Vision Systems and Central European Distribution. Central European Distribution was also recognized as one of last year's favorable investments. The Emerging Growth Portfolio derived significant gains from investments in eResearch Technology, KOS Pharmaceuticals, and Ceradyne. The Mid-Cap portfolio particularly benefited from investments in Sandisk, AO VimpleCom, and Cognizant Technology Solutions.

The portfolio turnover rate was 87% for the Micro-Cap Portfolio, 56% for the Emerging Growth portfolio, and an unusually low 29% for the Mid-Cap Portfolio. The expense ratios of the three portfolios were 1.60% for Micro-Cap, 1.37% for Emerging Growth and 2.00% for Mid-Cap. The average commission rate paid by each portfolio for agency transactions was approximately two cents per share traded. This rate compares quite favorably to most other mutual funds.

                               THE OBERWEIS FUNDS
                       MANAGEMENT DISCUSSION AND ANALYSIS

--------------------------------------------------------------------------------

                       Average Annual Total Returns /(1)/
                             Periods ended 12/31/03

                                                       Since
                            One     Five      Ten    Inception
                           Year     Years    Years     1/7/87
                          ------------------------------------
OBEGX                      67.70%  +11.80%  +10.05%     +12.44%
Russell 2000              +47.25%   +7.13%   +9.47%     +10.03%
Russell 2000 Growth       +48.54%   +0.86%   +5.43%      +7.38%

                     Growth of an Assumed $10,000 Investment
                    from January 7, 1987 to December 31, 2003

        Label        A              B              C
----------------------------------------------------------
                  Oberweis
                  Emerging
                   Growth
                  Portfolio                   Russell 2000
Label              (OBEGX)     Russell 2000      Growth
----------------------------------------------------------
    1           $     10,000   $     10,000   $     10,000
----------------------------------------------------------
    2    1987   $      9,094   $      8,535   $      8,953
----------------------------------------------------------
    3    1988   $      9,612   $     10,670   $     10,776
----------------------------------------------------------
    4    1989   $     12,012   $     12,406   $     12,950
----------------------------------------------------------
    5    1990   $     12,062   $      9,989   $     10,695
----------------------------------------------------------
    6    1991   $     22,573   $     14,589   $     16,170
----------------------------------------------------------
    7    1992   $     25,653   $     17,275   $     17,426
----------------------------------------------------------
    8    1993   $     28,147   $     20,536   $     19,757
----------------------------------------------------------
    9    1994   $     27,157   $     20,161   $     19,276
----------------------------------------------------------
   10    1995   $     38,716   $     25,897   $     25,260
----------------------------------------------------------
   11    1996   $     47,413   $     30,169   $     28,105
----------------------------------------------------------
   12    1997   $     43,340   $     36,916   $     31,744
----------------------------------------------------------
   13    1998   $     42,009   $     35,976   $     32,134
----------------------------------------------------------
   14    1999   $     64,348   $     43,623   $     45,981
----------------------------------------------------------
   15    2000   $     57,469   $     42,305   $     35,668
----------------------------------------------------------
   16    2001   $     57,740   $     43,357   $     32,300
----------------------------------------------------------
   17    2002   $     43,746   $     34,476   $     22,579
----------------------------------------------------------
   18    2003   $     73,362   $     50,767   $     33,539
----------------------------------------------------------

--------------------------------------------------------------------------------

                       Average Annual Total Returns /(1)/
                             Periods ended 12/31/03

                                               Since
                            One      Five    Inception
                            Year     Years    1/1/96
                          ----------------------------
OBMCX                     +108.93%  +18.63%     +16.24%
Russell 2000               +47.25%   +7.13%      +8.77%
Russell 2000 Growth        +48.54%   +0.86%      +3.60%

                     Growth of an Assumed $10,000 Investment
                    from January 1, 1996 to December 31, 2003

        Label         A              B              C
----------------------------------------------------------
                                 Oberweis
                                 Micro-Cap
                                 Portfolio    Russell 2000
Label           Russell 2000      (OBMCX)        Growth
----------------------------------------------------------
    1              10,000.42      10,000.00       9,999.75
----------------------------------------------------------
    2    1996      11,649.91      12,280.00      11,126.00
----------------------------------------------------------
    3    1997      14,255.19      13,590.00      12,566.28
----------------------------------------------------------
    4    1998      13,892.36      14,180.00      12,270.76
----------------------------------------------------------
    5    1999      16,845.33      16,940.00      18,202.44
----------------------------------------------------------
    6    2000      16,336.43      15,585.47      14,119.76
----------------------------------------------------------
    7    2001      16,742.57      19,303.43      12,816.75
----------------------------------------------------------
    8    2002      13,313.09      15,953.82       8,938.16
----------------------------------------------------------
    9    2003      19,604.04      33,332.61      13,200.00
----------------------------------------------------------

--------------------------------------------------------------------------------

                       Average Annual Total Returns /(1)/
                             Periods ended 12/31/03

                                               Since
                            One      Five    Inception
                            Year     Years    9/15/96
                           ---------------------------
OBMDX                      +55.97%   +4.20%      +6.93%
Russell Midcap Growth      +42.71%   +2.01%      +7.43%
Russell 2000 Growth        +48.54%   +0.86%      +2.86%

                    Growth of an Assumed $10,000 Investment
                  from September 15, 1996 to December 31, 2003

          Label         A             B            C
--------------------------------------------------------
                     Oberweis
                      Mid-Cap                   Russell
                    Portfolio                   Midcap
Label                (OBMDX)    Russell 2000    Growth
--------------------------------------------------------
    1    9/15/96       10,000         10,000      10,000
--------------------------------------------------------
    2    12/31/96      10,290         10,299      10,581
--------------------------------------------------------
    3
--------------------------------------------------------
    4
--------------------------------------------------------
    5
--------------------------------------------------------
    6    12/31/97      10,846         11,632      12,966
--------------------------------------------------------
    7
--------------------------------------------------------
    8
--------------------------------------------------------
    9
--------------------------------------------------------
   10    12/31/98      13,271         11,775      15,282
--------------------------------------------------------
   11
--------------------------------------------------------
   12
--------------------------------------------------------
   13
--------------------------------------------------------
   14    12/31/99      28,230         16,849      23,121
--------------------------------------------------------
   15
--------------------------------------------------------
   16
--------------------------------------------------------
   17
--------------------------------------------------------
   18    12/31/00      24,548         13,070      20,404
--------------------------------------------------------
   19
--------------------------------------------------------
   20
--------------------------------------------------------
   21
--------------------------------------------------------
   22    12/31/01      15,529         11,864      16,292
--------------------------------------------------------
   23
--------------------------------------------------------
   24
--------------------------------------------------------
   25
--------------------------------------------------------
   26    12/31/02      10,453          8,274      11,828
--------------------------------------------------------
   27
--------------------------------------------------------
   28
--------------------------------------------------------
   29
--------------------------------------------------------
   30    12/31/03      16,303         12,290      16,879
--------------------------------------------------------

/(1)/ Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Results include the reinvestment of all dividends and capital gains distributions. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell Midcap Growth Index measures those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell indices are unmanaged and are not available for investment. A sales load of 4% was charged on the Oberweis Emerging Growth Portfolio until December 31, 1991 and is not reflected in the total return figures or graph above.

                       OBERWEIS EMERGING GROWTH PORTFOLIO
                            Portfolio of Investments
                     December 31, 2003 (value in thousands)

Shares                        Company (Closing Price)                   Value
-------------------------------------------------------------------------------
               COMMON STOCKS - 100.4%
               Air Transportation - 1.5%
 290,185       Mesa Air Group, Inc. @ 12.570                         $    3,648
                                                                     ----------
               Auto Parts - After Market - 0.8%
  60,000       Starcraft Corp. @ 32.460                                   1,948
                                                                     ----------
               Auto Trucks & Parts - 0.7%
   4,400       A.S.V., Inc. @ 37.360                                        164
                                                                     ----------
               Consumer Discretionary - Advertising Agency - 1.7%
 399,200       aQuantive, Inc. @ 10.250                                   4,092
 200,000       ValueClick, Inc. @ 9.070                                   1,814
                                                                     ----------
                                                                          5,906
                                                                     ----------
               Consumer Discretionary - Commercial
               Information Service - 0.8%
 100,000       Ask Jeeves, Inc. @ 18.120                                  1,812
                                                                     ----------
               Consumer Discretionary - Consumer Electronics - 3.6%
 100,000       Digital Theater Systems, Inc. @ 24.690                     2,469
  70,000       NetFlix, Inc. @ 54.690                                     3,828
  82,100       Sohu.com, Inc. @ 29.910                                    2,456
                                                                     ----------
                                                                          8,753
                                                                     ----------
               Consumer Discretionary - Consumer Products - 2.5%
 200,000       USANA Health Sciences, Inc. @ 30.600                       6,120
                                                                     ----------
               Consumer Discretionary - Photography - 0.8%
 200,000       Concord Camera Corp. @ 9.250                               1,850
                                                                     ----------
               Consumer Discretionary - Restaurants - 0.5%
  24,100       P.F. Chang's China Bistro, Inc. @ 50.880                   1,226
                                                                     ----------
               Consumer Discretionary - Retail - 1.5%
  97,700       Chico's FAS, Inc. @ 36.950                                 3,610
                                                                     ----------
               Consumer Discretionary - Service Commercial - 1.4%
 *10,300       StarTek, Inc. @ 40.790                                       420
 200,000       Wireless Facilities, Inc. @ 14.860                         2,972
                                                                     ----------
                                                                          3,392
                                                                     ----------
               Consumer Discretionary - Shoes - 3.8%
 130,300       The Finish Line, Inc. @ 29.970                             3,905
*220,000       K-Swiss, Inc. @ 24.100                                     5,302
                                                                     ----------
                                                                          9,207
                                                                     ----------
               Consumer Discretionary - Wholesale - 1.9%
 148,100       Central European Distribution Corp. @ 31.600          $    4,680
                                                                     ----------
               Financial Services - Banks - 1.0%
 *67,800       Mercantile Bank Corp. @ 36.500                             2,475
                                                                     ----------
               Financial Services - Diverse - 2.4%
 328,157       Euronet Worldwide, Inc. @ 18.039                           5,920
                                                                     ----------
               Financial Services - Insurance - 1.7%
 300,000       HealthExtras, Inc. @ 13.400                                4,020
                                                                     ----------
               Financial Services - Misc. - 0.8%
  70,000       Portfolio Recovery Associates, Inc. @ 26.550               1,858
                                                                     ----------
               Financial Services - Savings & Loan - 0.5%
*100,000       NetBank, Inc. @ 13.350                                     1,335
                                                                     ----------
               Health Care - Biotech Research & Production - 4.3%
  10,407       ArthroCare Corp. @ 24.500                                    255
  80,000       ICON plc Sponsored ADR @ 43.600                            3,488
 120,000       Kensey Nash Corp. @ 23.250                                 2,790
  60,000       Martek Biosciences Corp. @ 65.090                          3,905
                                                                     ----------
                                                                         10,438
                                                                     ----------
               Health Care - Drugs & Pharmaceuticals - 13.6%
  80,055       Able Laboratories, Inc. @ 18.070                           1,447
  50,000(a)    Able Laboratories, Inc. RS @ 18.070                          903
  80,000       American Pharmaceutical Partners, Inc. @ 33.600            2,688
 140,000       Atix Laboratories, Inc. @ 24.040                           3,366
 150,000       Bradley Pharmaceuticals, Inc. @ 25.430                     3,814
 150,000       Bentley Pharmaceuticals, Inc. @ 13.300                     1,995
 100,000       Eon Labs, Inc. @ 50.950                                    5,095
 500,000       InKine Pharmaceutical Corp. @ 4.830                        2,415
 160,000       Kos Pharmaceuticals, Inc. @ 43.010                         6,882
 100,000       SFBC International, Inc. @ 26.560                          2,656
  30,000       Taro Pharmaceutical Industries, Ltd. @ 64.500              1,935
                                                                     ----------
                                                                         33,196
                                                                     ----------
               Health Care - Electronic Medical Systems - 5.1%
 180,000       Abaxis, Inc. @ 18.090                                      3,256
 359,250       eResearch Technology, Inc. @ 25.420                        9,132
                                                                     ----------
                                                                         12,388
                                                                     ----------

See accompanying notes to financial statements.

                       OBERWEIS EMERGING GROWTH PORTFOLIO
                       Portfolio of Investments (cont'd.)

Shares                        Company (Closing Price)                   Value
-------------------------------------------------------------------------------
               Health Care - Facilities - 0.6%
  60,000       American Healthways, Inc. @ 23.870                    $    1,432
                                                                     ----------
               Health Care - Management Services - 3.0%
 110,000       Centene Corp. @ 28.010                                     3,081
 263,037       Omnicell, Inc. @ 16.200                                    4,262
                                                                     ----------
                                                                          7,343
                                                                     ----------
               Health Care - Services - 1.6%
  70,000       Odyssey Healthcare, Inc. @ 29.460                          2,062
  50,000       VistaCare, Inc. @ 34.940                                   1,747
                                                                     ----------
                                                                          3,809
                                                                     ----------
               Health Care - Medical & Dental
               Instruments / Supplies - 6.5%
  70,000       Advanced Neuromodulation Systems @ 45.980                  3,219
  73,100       Closure Medical Corp. @ 34.090                             2,492
 102,800       Gen-Probe, Inc. @ 36.470                                   3,749
 110,000       Kyphon, Inc. @ 24.830                                      2,731
 180,000       Therasense, Inc. @ 20.180                                  3,632
                                                                     ----------
                                                                         15,823
                                                                     ----------
               Health Care - Medical & Dental Services - 0.4%
  51,478       LCA-Vision, Inc. @ 21.170                                  1,090
                                                                     ----------
               Materials & Production - Misc.
               Materials & Commodity - 2.0%
 140,000       Ceradyne, Inc. @ 34.060                                    4,768
                                                                     ----------
               Other Energy - Oil Crude Producer - 1.2%
 400,000       Carrizo Oil & Gas, Inc. @ 7.201                            2,880
                                                                     ----------
               Producer Durables - Aerospace - 1.6%
 120,000       MTC Technologies, Inc. @ 32.230                            3,868
                                                                     ----------
               Producer Durables - Electronics - Instruments - 3.2%
 200,000       August Technology Corp. @ 18.600                           3,720
 136,100       Innovative Solutions and Support, Inc. @ 16.230            2,209
 120,000       Sensytech, Inc. @ 14.000                                   1,680
                                                                     ----------
                                                                          7,609
                                                                     ----------
               Producer Durables - Machinery - 2.2%
 160,000       Applied Films Corp. @ 33.020                               5,283
                                                                     ----------
               Producer Durables - Office Furniture
               & Business Equipment - 1.3%
*110,000       Nam Tai Electronics, Inc. @ 28.080                         3,089
                                                                     ----------
               Technology - Communication - 5.0%
 300,000       Carrier Access Corp. @ 12.540                         $    3,762
 140,000       Comtech Telecommunications Corp. @ 28.790                  4,031
  60,000       j2 Global Communications, Inc. @ 24.790                    1,487
  80,000       Secure Computing Corp. @ 17.910                            1,433
  79,100       Sierra Wireless @ 15.380                                   1,217
                                                                     ----------
                                                                         11,930
                                                                     ----------
               Technology - Computer Service Software &
               Systems - 6.7%
 120,000       Altiris, Inc. @ 36.480                                     4,378
  60,000       Magma Design Automation, Inc. @ 23.340                     1,400
 200,000       Merge Technologies, Inc. @ 17.640                          3,528
  66,700       Netease.com, Inc. @ 36.920                                 2,463
 140,000       SafeNet, Inc. @ 30.670                                     4,294
                                                                     ----------
                                                                         16,063
                                                                     ----------
               Technology - Computer - Technology - 5.5%
 350,000       Cray, Inc. @ 9.930                                         3,475
 200,000       Dot Hill Systems Corp. @ 15.150                            3,030
 230,200       Lexar Media, Inc. @ 17.420                                 4,010
 200,000       Synaptics, Inc. @ 14.980                                   2,996
                                                                     ----------
                                                                         13,511
                                                                     ----------
               Technology - Electronics Semi-Conductor - 5.0%
 150,000       Artisan Components, Inc. @ 20.500                          3,075
 110,000       OmniVision Technologies, Inc. @ 55.250                     6,078
 200,000       Silicon Image, Inc. @ 7.160                                1,432
  90,000       Tessera Technologies, Inc. @ 18.810                        1,693
                                                                     ----------
                                                                         12,278
                                                                     ----------
               Utilities - Telecommunications - 2.5%
 114,014       Golden Telecom, Inc. @ 27.850                              3,175
  40,000       Vimpel Communications @ 73.500                             2,940
                                                                     ----------
                                                                          6,115
                                                                     ----------
               Veterinary Products - 1.2%
 400,000       PetMed Express, Inc. @ 7.200                               2,880
                                                                     ----------
               Total Common Stocks
               (Cost: $181,024)                                      $  243,717
                                                                     ----------
               Total Investments - 100.4%
               (Cost : $181,024)                                     $  243,717
                                                                     ----------
               Other Liabilities less Assets - (0.4%)                    (1,022)
                                                                     ----------
               NET ASSETS - 100%                                     $  242,695
                                                                     ==========

See accompanying notes to financial statements.

                       OBERWEIS EMERGING GROWTH PORTFOLIO
                       Portfolio of Investments (cont'd.)

Notes to Portfolio of Investments
--------------------------------------------------------------------------------
* Income producing security during the year ended December 31, 2003. Securities not indicated as income producing did not pay dividends for the year ended December 31, 2003.

Based on the cost of investments of $181,024,000 for federal income tax purposes at December 31, 2003, the aggregate gross unrealized appreciation was $67,736,000, the aggregate gross unrealized depreciation was $5,043,000 and the net unrealized appreciation of investments was $62,693,000.

     /(a)/ The following security is subject to legal or contractual restrictions on sale. It was valued at cost on the date of acquisition and at fair value as determined by the board of trustees of the Fund as of December 31, 2003. The aggregate value of restricted securities was $903,000 or 0.4% of net assets at December 31, 2003.

     Able Laboratories, Inc. 50,000 shares purchased in June, 2003 at a cost of $950,000.

See accompanying notes to financial statements.

                          OBERWEIS MICRO-CAP PORTFOLIO
                            Portfolio of Investments
                     December 31, 2003 (value in thousands)

Shares                        Company (Closing Price)                  Value
-------------------------------------------------------------------------------
               COMMON STOCKS - 97.9%
               Auto & Transportation - 1.9%
  60,000       Starcraft Corp. @ 32.460                              $    1,948
                                                                     ----------
               Consumer Discretionary - Consumer Electronics - 1.0%
  55,000       FindWhat.com @ 18.750                                      1,031
                                                                     ----------
               Consumer Discretionary - Service Commercial - 3.8%
 150,000       Greg Manning Auctions, Inc. @ 11.839                       1,776
  19,500       4Kids Entertainment, Inc. @ 26.020                           507
 125,000       SM&A @ 11.700                                              1,463
                                                                     ----------
                                                                          3,746
                                                                     ----------
               Consumer Discretionary - Wholesale - 2.0%
  64,500       Central European Distribution Corp. @ 31.600               2,038
                                                                     ----------
               Consumer Staples - Foods - 1.1%
 120,000       SunOpta, Inc. @ 9.230                                      1,108
                                                                     ----------
               Financial Services - Banks - 0.3%
  20,000       Florida Banks, Inc. @ 14.000                                 280
                                                                     ----------
               Financial Services - Data - 1.8%
 200,000       Tradestation Group, Inc. @ 8.860                           1,772
                                                                     ----------
               Financial Services - Insurance - 3.0%
 220,000       HealthExtras, Inc. @ 13.400                                2,948
                                                                     ----------
               Health Care - Biotech Production - 3.0%
  80,000       Kensey Nash Corp. @ 23.250                                 1,860
 200,000       Trinity Biotech plc @ 5.580                                1,116
                                                                     ----------
                                                                          2,976
                                                                     ----------
               Health Care - Drugs & Pharmaceuticals - 7.8%
  80,000       Able Laboratories, Inc. @ 18.070                           1,446
  60,000       Bradley Pharmaceuticals, Inc. @ 25.430                     1,526
  60,000       Bentley Pharmaceuticals, Inc. @ 13.300                       798
 100,000       Carrington Laboratories, Inc. @ 4.120                        412
 119,400       Caraco Pharmaceutical Laboratories, Ltd. @ 7.480             893
 150,000       Matrixx Initiatives, Inc. @ 17.739                         2,661
                                                                     ----------
                                                                          7,736
                                                                     ----------
               Health Care - Electronic Medical Systems - 6.3%
 100,000       Candela Corp. @ 18.180                                $    1,818
 225,000       Palomar Medical Technologies, Inc. @ 10.520                2,367
  25,000       Quality Systems, Inc. @ 44.590                             1,115
 150,000       Somanetics Corp. @ 6.750                                   1,013
                                                                     ----------
                                                                          6,313
                                                                     ----------
               Health Care - Facilities - 2.7%
 240,000       PainCare Holdings, Inc. @ 3.200                              768
  90,000       Psychiatric Solutions, Inc. @ 20.900                       1,881
                                                                     ----------
                                                                          2,649
                                                                     ----------
               Health Care - Management Services - 3.0%
  60,000       IMPAC Medical Systems, Inc. @ 25.560                       1,534
  80,000       Vital Images, Inc. @ 17.860                                1,429
                                                                     ----------
                                                                          2,963
                                                                     ----------
               Health Care - Medical & Dental - 2.7%
  35,300       Bio-Imaging Technologies, Inc. @ 6.230                       220
  40,000       BioLase Technology, Inc. @ 16.600                            664
  40,000       Inverness Medical Innovations, Inc. @ 21.780                 871
  46,500       Synovis Life Technologies, Inc. @ 20.250                     942
                                                                     ----------
                                                                          2,697
                                                                     ----------
               Medical - Biomedical / Gene - 0.7%
 150,000       Lark Technologies @ 4.800                                    720
                                                                     ----------
               Other Energy - Oil Crude Producer - 0.6%
 100,000       Exploration Company of Delaware, Inc. @ 6.100                610
                                                                     ----------
               Producer Durables - Control & Filter Device - 1.0%
 190,000       Mikron Infrared, Inc. @ 5.300                              1,007
                                                                     ----------
               Producer Durables - Electrical Equipment - 4.1%
  90,000       Sonic Solutions @ 15.300                                   1,377
*150,000       Technology Research Corp. @ 17.920                         2,688
                                                                     ----------
                                                                          4,065
                                                                     ----------
               Producer Durables - Electronics Instruments - 9.9%
 309,700       FARO Technologies, Inc. @ 24.980                           7,736
 120,000       NovAtel, Inc. @ 8.270                                        992
  80,000       Sensytech, Inc. @ 14.000                                   1,120
                                                                     ----------
                                                                          9,848
                                                                     ----------
               Producer Durables - Machinery - 2.2%
 120,000       ICOS Vision Systems Corp. N.V. @ 18.300                    2,196
                                                                     ----------
               Producer Durables - Misc. Durables - 2.5%
  30,000       Taser International, Inc. @ 82.370                         2,471
                                                                     ----------

See accompanying notes to financial statements.

                            OBERWEIS MICRO-CAP PORTFOLIO
                         Portfolio of Investments (cont'd.)

Shares                        Company (Closing Price)                  Value
-------------------------------------------------------------------------------
               Technology - Communication - 5.8%
  69,600       California Amplifier, Inc. @ 14.070                   $      979
  80,000       Comtech Telecommunications Corp. @ 28.790                  2,303
  75,000       NICE Systems, Ltd. @ 25.350                                1,901
  85,900       Sunair Electronics, Inc. @ 7.150                             614
                                                                     ----------
                                                                          5,797
                                                                     ----------
               Technology - Computer Service Software &
               Systems - 13.1%
 550,000       ClickSoftware Technologies @ 4.080                         2,244
 190,350       Innodata Corp. @ 4.000                                       761
 505,000       Island Pacific, Inc. @ 1.840                                 929
 250,000       MIND C.T.I., Ltd. @ 6.000                                  1,500
 100,000       Merge Technologies, Inc. @ 17.640                          1,764
 100,000       The SCO Group, Inc. @ 17.000                               1,700
  60,000       SafeNet, Inc. @ 30.670                                     1,840
 167,376       Smith Micro Software, Inc. @ 1.990                           333
 100,000       SupportSoft, Inc. @ 13.160                                 1,316
 300,000       VASCO Data Security International, Inc. @ 2.340              702
                                                                     ----------
                                                                         13,089
                                                                     ----------
               Technology - Computer Technology - 8.1%
 350,000       Arel Communications and Software, Ltd @ 2.820                987
  40,000       CyberGuard Corp. @ 8.720                                     349
 400,000       ICAD, Inc. @ 5.280                                         2,112
  70,000       Interphase Corp. @ 12.950                                    907
  80,000       Neoware Systems, Inc. @ 13.740                             1,099
  75,000       Stratasys, Inc. @ 27.050                                   2,029
 135,900       The Extended Systems, Inc. @ 4.330                           588
                                                                     ----------
                                                                          8,071
                                                                     ----------
               Technology - Electrical - 1.0%
 250,000       EXX, Inc. @ 3.950                                            988
                                                                     ----------
               Technology - Electronics - 4.8%
 200,000       Ultralife Batteries, Inc. @ 12.380                         2,476
  25,888       California Micro Devices Corp. @ 9.130                       236
  80,000       Sigmatron International, Inc. @ 26.130                     2,090
                                                                     ----------
                                                                          4,802
                                                                     ----------
               Utilities - Misc. - 1.7%
  80,000       Bennett Environmental, Inc. @ 20.660                       1,653
                                                                     ----------
               Utilities - Telecommunications - 2.0%
 101,300       Yak Communications, Inc. @ 19.310                          1,956
                                                                     ----------

Rights                        Company (Closing Price)                   Value
-------------------------------------------------------------------------------
               Total Common Stocks
               (Cost: $52,697)                                       $   97,478
                                                                     ----------
               Rights - 0.0%
               Computers - 0.0%
 145,500/(a)/  Vision Technology @ 0.000                                     --
                                                                     ----------
               Total Rights
               (Cost : $0)                                           $       --
                                                                     ----------
               Total Investments - 97.9%
               (Cost : $52,697)                                      $   97,478
               Other Assets less Liabilities - 2.1%                       2,068
                                                                     ----------
               NET ASSETS - 100%                                     $   99,546
                                                                     ==========

Notes to Portfolio of Investments
--------------------------------------------------------------------------------

* Income producing security during the year ended December 31, 2003. Securities not indicated as income producing did not pay dividends for the year ended December 31, 2003.

Based on the cost of investments of $52,697,000 for federal income tax purposes at December 31, 2003, the aggregate gross unrealized appreciation was $45,761,000, the aggregate gross unrealized depreciation was $980,000 and the net unrealized appreciation of investments was $44,781,000.

     /(a)/ The security is valued in good faith by the board of trustees of the Fund as of December 31, 2003.

See accompanying notes to financial statements.

                           OBERWEIS MID-CAP PORTFOLIO
                            Portfolio of Investments
                     December 31, 2003 (value in thousands)

Shares                        Company (Closing Price)                  Value
-------------------------------------------------------------------------------
               COMMON STOCKS - 98.4%
               Consumer Discretionary - Education Services - 4.4%
   6,000       Career Education Corp. @ 40.250                       $      241
   3,400       University of Phoenix Online @ 68.930                        234
                                                                     ----------
                                                                            475
                                                                     ----------
               Consumer Discretionary - Restaurants - 1.1%
   3,000       Panera Bread Company @ 39.520                                119
                                                                     ----------
               Consumer Discretionary - Retail - 3.4%
  10,000       Chico's FAS, Inc. @ 36.950                                   369
                                                                     ----------
               Consumer Discretionary - Service Commercial - 2.1%
   3,000       FTI Consulting, Inc. @ 23.370                                 70
   6,000       Kroll, Inc. @ 26.000                                         156
                                                                     ----------
                                                                            226
                                                                     ----------
               Consumer Discretionary - Textile - Apparel
               Manufacturers - 2.5%
   4,000       Coach, Inc. @ 37.750                                         151
   7,000       Quicksilver, Inc. @ 17.730                                   124
                                                                     ----------
                                                                            275
                                                                     ----------
               Consumer Staples - Foods - 0.7%
   2,000       Performance Food Group Company @ 36.170                       72
                                                                     ----------
               Financial Services - Financial Data Provider
               Services - 1.0%
   2,000       Affiliated Computer Services, Inc. @ 54.460                  109
                                                                     ----------
               Financial Services- Misc. - 0.9%
  *3,000       Brown & Brown, Inc. @ 32.610                                  98
                                                                     ----------
               Financial Services - Insurance - 1.6%
   5,000       Endurance Specialty Holdings, Ltd. @ 33.550                  168
                                                                     ----------
               Health Care - Biotech Research & Production - 3.6%
   3,000       Celgene Corp. @ 44.880                                       135
   1,200       Cephalon, Inc. @ 48.410                                       58
   3,000       Martek Biosciences Corp. @ 65.090                            195
                                                                     ----------
                                                                            388
                                                                     ----------
               Health Care- Drugs - Pharmaceuticals - 11.0%
  10,000       Andrx Corp. @ 24.040                                  $      240
   6,000       American Pharmaceutical Partners, Inc. @ 33.600              202
   3,000       Barr Laboratories, Inc. @ 76.950                             231
   4,000       Eon Labs, Inc. @ 50.950                                      204
  10,000       QLT, Inc. @ 18.850                                           189
   2,000       Taro Pharmaceutical Industries, Ltd. @ 64.500                129
                                                                     ----------
                                                                          1,195
                                                                     ----------
               Health Care- Electrical Medical Systems - 0.6%
   3,900       CTI Molecular Imaging @ 16.910                                66
                                                                     ----------
               Health Care - Facilities - 1.0%
   4,000       Pharmaceutical Product Development @ 26.970                  108
                                                                     ----------
               Health Care - Management Services - 5.5%
   4,000       AdvancePCS @ 52.790                                          211
  15,000       Caremark Rx, Inc. @ 25.330                                   380
                                                                     ----------
                                                                            591
                                                                     ----------
               Health Care - Services - 0.8%
   3,000       Odyssey Healthcare, Inc. @ 29.460                             88
                                                                     ----------
               Health Care - Medical & Dental Instruments - 3.5%
  15,000       Cytyc Corp. @ 13.840                                         208
   2,000       Respironics, Inc. @ 45.210                                    90
   2,000       ResMed, Inc. @ 41.540                                         83
                                                                     ----------
                                                                            381
                                                                     ----------
               Other Energy - Crude Oil Producer - 2.7%
  *6,000       Pogo Producing Company @ 48.300                              290
                                                                     ----------
               Producer Durables - Electronics - Instruments - 2.0%
  *4,000       Garmin, Ltd. @ 54.480                                        218
                                                                     ----------
               Producer Durables - Machinery - 2.3%
  *4,500       Engineered Support Systems, Inc. @ 55.060                    248
                                                                     ----------
               Producer Durables - Production Technology
               Equipment - 1.6%
  *6,000       Cognex Corp. @ 28.290                                        170
                                                                     ----------
               Producer Durables - Telecommunications - 0.6%
   3,000       InterDigital Communications Corp. @ 20.600                    62
                                                                     ----------

See accompanying notes to financial statements.

                           OBERWEIS MID-CAP PORTFOLIO
                       Portfolio of Investments (cont'd.)

Shares                        Company (Closing Price)                  Value
-------------------------------------------------------------------------------
               Technology - Communication - Technology - 14.0%
  10,000       Foundry Networks, Inc. @ 27.330                              273
   4,000       L-3 Communications Holdings, Inc. @ 51.360                   205
   6,000       Research In Motion, Ltd. @ 66.830                            401
  30,000       Sonus Networks, Inc. @ 7.540                                 226
  11,000       UTStarcom, Inc. @ 37.070                                     408
                                                                     ----------
                                                                          1,513
                                                                     ----------
               Technology - Computer Service Software &
               Systems - 11.2%
  18,000       Ascential Software Corp. @ 25.750                            467
   6,000       Cognizant Technology Solutions Corp. @ 45.640                274
  10,000       iPass, Inc. @ 16.010                                         160
   8,000       NetScreen Technologies, Inc. @ 24.750                        198
   3,000       Netease,com, Inc. @ 36.920                                   110
                                                                     ----------
                                                                          1,209
                                                                     ----------
               Technology - Computer Technology - 7.7%
  10,000       AU Optronics Corp. @ 11.920                                  119
   8,000       SanDisk Corp. @ 61.200                                       490
   4,000       Synopsys, Inc. @ 33.860                                      135
   8,000       Western Digital Corp. @ 11.790                                94
                                                                     ----------
                                                                            838
                                                                     ----------
               Technology - Electronics Semi - Conductors - 8.5%
  15,000       Globespan Virata, Inc. @ 5.850                                88
   2,500       Jabil Circuit, Inc. @ 28.300                                  71
   4,000       Marvell Technology Group, Ltd. @ 37.930                      152
   4,000       OmniVision Technologies, Inc. @ 55.250                       221
   3,000       Silicon Laboratories, Inc. @ 43.280                          130
  40,000       Siliconware Precision Industries Company @ 5.150             206
   6,000       MEMC Electronic Materials, Inc. @ 9.620                       58
                                                                     ----------
                                                                            926
                                                                     ----------
               Utilities - Telecommunications - 4.1%
   6,000       Vimpel Communications @ 73.500                               441
                                                                     ----------
               Total Common Stocks
               (Cost: $7,522)                                        $   10,643
                                                                     ----------
               Total Investments - 98.4%
               (Cost: $7,522)                                        $   10,643
               Other Assets less Liabilities - 1.6%                         177
                                                                     ----------
               NET ASSETS - 100%                                     $   10,820
                                                                     ==========
Notes to Portfolio of Investments
--------------------------------------------------------------------------------
* Income producing security during the year ended December 31, 2003. Securities not indicated as income producing did not pay dividends for the year ended December 31, 2003.

Based on the cost of investments of $7,522,000 for federal income tax purposes at December 31, 2003, the aggregate gross unrealized appreciation was $3,441,000, the aggregate gross unrealized depreciation was $320,000 and the net unrealized appreciation of investments was $3,121,000.

See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS
                       Statement of Assets and Liabilities
           December 31, 2003 (in thousands, except pricing of shares)

                                           Emerging
                                            Growth         Micro-Cap       Mid-Cap
                                           Portfolio       Portfolio      Portfolio
-------------------------------------------------------------------------------------
Assets:
   Investment securities at value        $    243,717    $     97,478    $     10,643
      (Cost: $181,024, $52,697 and
       $7,522, respectively)
   Cash                                            --           2,888             197
   Receivable from securities sold              6,416           1,056              --
   Dividends and interest receivable                8               2               1
   Prepaid expenses                                28              24               5
                                         ------------    ------------    ------------
      Total Assets                            250,169         101,448          10,846
                                         ------------    ------------    ------------
Liabilities:
   Payable to custodian bank                    1,154              --              --
   Payable for fund shares redeemed             2,555             237              --
   Payable for securities purchased             3,483           1,528              --
   Payable to advisor (see note 2)                176              87               7
   Payable to distributor                          54              22               2
   Accrued expenses                                52              28              17
                                         ------------    ------------    ------------
      Total Liabilities                         7,474           1,902              26
                                         ------------    ------------    ------------
Net Assets                               $    242,695    $     99,546    $     10,820
                                         ============    ============    ============
Analysis of net assets:
   Aggregate paid in capital             $    186,936    $     48,981    $     11,538
   Accumulated net realized gain(loss)
    on investments                             (6,934)          5,784          (3,839)
   Net unrealized appreciation of
    investments                                62,693          44,781           3,121
                                         ------------    ------------    ------------
      Net Assets                         $    242,695    $     99,546    $     10,820
                                         ============    ============    ============
The Pricing of Shares:
   Net asset value and offering price
    per share
Emerging Growth Portfolio:
   ($242,694,862 divided by 8,972,870
    shares outstanding)                  $      27.05
                                         ============
Micro-Cap Portfolio:
   ($99,545,951 divided by 3,791,344
    shares outstanding)                                  $      26.26
                                                         ============
Mid-Cap Portfolio:
   ($10,820,185 divided by 951,372
    shares outstanding)                                                  $      11.37
                                                                         ============

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS
                             Statement of Operations
                  Year Ended December 31, 2003 (in thousands)

                                          Emerging
                                           Growth      Micro-Cap     Mid-Cap
                                          Portfolio    Portfolio    Portfolio
------------------------------------------------------------------------------
Investment Income:
   Interest                              $       115  $        58  $        --
   Dividends                                     138           36            6
                                         -----------  -----------  -----------
      Total Investment Income                    253           94            6
                                         -----------  -----------  -----------
Expenses:
   Investment advisory fees                      573          443           28
   Management fees                               548          295           28
   Distribution fees (see note 2)                343          185           17
   Transfer agent fees and expenses              167           89           33
   Custodian fees and expenses                    84           62           30
   Professional fees                              81           44            5
   Federal and state registration fees            31           35           13
   Shareholder reports                            27           16            4
   Trustees' fees                                 14           10            1
   Insurance                                      13            5            1
   Miscellaneous                                   2            1           --
                                         -----------  -----------  -----------
      Total Expenses                           1,883        1,185          160
                                         -----------  -----------  -----------
Net Investment Loss Before Expense
 Reimbursement                                (1,630)      (1,091)        (154)
   Expense Reimbursement and Earnings
    Credits (see note 2)                           8            6           21
                                         -----------  -----------  -----------
Net Investment Loss                           (1,622)      (1,085)        (133)
Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized gain (loss) on investments        1,759       16,818         (505)
Net realized gain from covered call
 options written                                 349          159            8
Net realized loss from put options                --         (640)         (38)
                                         -----------  -----------  -----------
   Total net realized gain (loss)              2,108       16,337         (535)
Increase in net unrealized appreciation
 of investments                               55,324       40,899        3,473
                                         -----------  -----------  -----------
Net realized and unrealized gain on
 investments                                  57,432       57,236        2,938
                                         -----------  -----------  -----------
Net increase in net assets resulting
 from operations                         $    55,810  $    56,151  $     2,805
                                         ===========  ===========  ===========

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

--------------------------------------------------------------------------------
                                                     Emerging Growth Portfolio
                                                   ----------------------------
                                                      Years ended December 31,
                                                       2003            2002
                                                   ----------------------------
From Operations:
   Net investment loss                             $     (1,622)   $       (927)
   Net realized gain (loss) on investments                2,108            (461)
   Increase (decrease) in net unrealized
    appreciation (depreciation) of investments           55,324         (17,586)
                                                   ------------    ------------
   Net increase (decrease) in net assets
    resulting from operations                            55,810         (18,974)
                                                   ------------    ------------
From Capital Share Transactions:
   Net proceeds from sale of shares                     310,899          33,257
   Redemption of shares                                (185,306)        (32,005)
                                                   ------------    ------------
   Net increase from capital share transactions         125,593           1,252
                                                   ------------    ------------
   Total increase (decrease) in net assets              181,403         (17,722)
Net Assets:
   Beginning of year                                     61,292          79,014
                                                   ------------    ------------
   End of year                                     $    242,695    $     61,292
                                                   ============    ============
Transactions in Shares:
   Shares sold                                           13,107           1,918
   Less shares redeemed                                  (7,934)         (1,830)
                                                   ------------    ------------
   Net increase from capital share transactions           5,173              88
                                                   ============    ============

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

--------------------------------------------------------------------------------
                                                       Micro-Cap Portfolio
                                                   ----------------------------
                                                     Years ended December 31,
                                                       2003            2002
                                                   ----------------------------
From Operations:
   Net investment loss                             $     (1,085)   $       (399)
   Net realized gain on investments                      16,337           1,828
   Increase (decrease) in net unrealized
    appreciation (depreciation) of investments           40,899          (6,781)
                                                   ------------    ------------
   Net increase (decrease) in net assets
    resulting from operations                            56,151          (5,352)
                                                   ------------    ------------
From Distributions:
   Distributions from net realized gains on
    investments                                          (9,965)             --
                                                   ------------    ------------
From Capital Share Transactions:
   Net proceeds from sale of shares                      98,526          25,626
   Proceeds from reinvestment of distributions            8,993              --
   Redemption of shares                                 (76,137)        (46,113)
                                                   ------------    ------------
   Net increase (decrease) from capital share
    transactions                                         31,382         (20,487)
                                                   ------------    ------------
   Total increase (decrease) in net assets               77,568         (25,839)
Net Assets:
   Beginning of year                                     21,978          47,817
                                                   ------------    ------------
   End of year                                     $     99,546    $     21,978
                                                   ============    ============
Transactions in Shares:
   Shares sold                                            5,713           1,766
   Shares issued in reinvestment of dividends               342              --
   Less shares redeemed                                  (3,850)         (3,032)
                                                   ------------    ------------
   Net increase (decrease) from capital share
    transactions                                          2,205          (1,266)
                                                   ============    ============

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

--------------------------------------------------------------------------------
                                                        Mid-Cap Portfolio
                                                   ----------------------------
                                                     Years ended December 31,
                                                       2003            2002
                                                   ----------------------------
From Operations:
   Net investment loss                             $       (133)   $        (99)
   Net realized loss on investments                        (535)           (985)
   Increase (decrease) in net unrealized
    appreciation (depreciation) of investments            3,473          (1,108)
                                                   ------------    ------------
   Net increase (decrease) in net assets
    resulting from operations                             2,805          (2,192)
                                                   ------------    ------------
From Capital Share Transactions:
   Net proceeds from sale of shares                       7,421             759
   Redemption of shares                                  (3,776)           (646)
                                                   ------------    ------------
   Net increase from capital share transactions           3,645             113
                                                   ------------    ------------
   Total increase (decrease) in net assets                6,450          (2,079)
Net Assets:
   Beginning of year                                      4,370           6,449
                                                   ------------    ------------
   End of year                                     $     10,820    $      4,370
                                                   ============    ============
Transactions in Shares:
   Shares sold                                              735              84
   Less shares redeemed                                    (383)            (80)
                                                   ------------    ------------
   Net increase from capital share transactions             352               4
                                                   ============    ============

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS
                          Notes to Financial Statements

                                December 31, 2003

1.   Significant Accounting Policies
Description of business. The Oberweis Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous portfolios under various trading strategies. The Trust consists of three portfolios: the Oberweis Emerging Growth Portfolio, the Oberweis Micro-Cap Portfolio, and the Oberweis Mid-Cap Portfolio (collectively, the Funds).

Investment valuation. Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day's bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (CBOE). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the later of the close of the New York Stock Exchange or the CBOE by dividing the total value of each Fund's investments and other assets, less liabilities, by the number of each Fund's shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders. It is the Fund's policy and it intends to comply with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. Dividends payable to its shareholders are recorded by each Fund on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are considered permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require a reclassification. As of December 31, 2003 the Fund had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied the capital loss carryforward will expire as follows:

                         Oberweis        Oberweis
Expiration Year   Emerging Growth         Mid-Cap
---------------   ---------------   -------------
2009              $     6,668,291   $   2,042,858
2010              $             0   $   1,086,764
2011              $       266,675   $     709,055

There is no difference between the book basis and tax basis of accumulated net realized loss on investments. The Emerging Growth Portfolio and Mid-Cap Portfolio made no tax based distributions and had no undistributed tax ordinary income as of December 31, 2003. The Oberweis Micro-Cap Portfolio paid net long term realized gains from the sale of securities of $4,281,428 and distributions of ordinary income (which includes short term capital gains from the sale of securities) of $5,683,965 in 2003 to shareholders of record on November 6, 2003. There were no distributions in 2002.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2.   Transactions with affiliates
The Funds have written agreements with Oberweis Asset Management, Inc. ("OAM") as the Funds' investment adviser and manager. Oberweis Securities, Inc. ("Oberweis Securities"), the Funds' principal distributor is an affiliate of OAM.

Investment advisory agreement. For investment advisory services, the Emerging Growth Portfolio paid monthly investment advisory fees at an annual rate equal to .45% of the first $50,000,000 of average daily net assets and .40% of average daily net assets in excess of $50 million. The Micro-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Mid-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 2003, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred investment advisory fees totaling $573,000, $443,000, and $28,000, respectively.

Management agreement. For management services and facilities furnished, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 2003, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred management fees totaling $548,000, $295,000 and $28,000, respectively.

Expense reimbursement. OAM is contractually obligated to reduce its management fees or reimburse the Funds to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund's average daily net assets: 2% of the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000. OAM reimbursed the Mid-Cap Portfolio $20,000 for the year ended December 31, 2003.

Officers and trustees. Certain officers or trustees of the Funds are also officers or directors of OAM and Oberweis Securities. During the year ended December 31, 2003, the Funds made no direct payments to its officers and paid $25,000 to its unaffiliated trustees.

Distribution and shareholder service expense. The Funds have a distribution and shareholder services agreement with Oberweis Securities. For services under the distribution and shareholder servicing agreement, the Funds pay Oberweis Securities a fee at the annual rate of .25% of the average daily net assets as compensation for services. For the year ended December 31, 2003, the Emerging Growth Portfolio, Micro-Cap Portfolio and Mid-Cap Portfolio incurred distribution fees totaling $343,000, $185,000 and $17,000, respectively.

Commissions. The Funds pay Oberweis Securities for executing some of each Fund's agency security transactions at competitive rates, typically $.02-.03 per share. For the year ended December 31, 2003, the Emerging Growth Portfolio, Micro-Cap Portfolio and Mid-Cap Portfolio paid commissions of $12,000, $20,000 and $1,000, respectively to Oberweis Securities.

3.   Investment transactions
The cost of securities purchased and proceeds from securities sold during the year ended December 31, 2003, other than options written and money market investments, aggregated $196,520,000 and $72,631,000, respectively, for the Emerging Growth Portfolio, $78,177,000 and $60,143,000, respectively, for the Micro-Cap Portfolio, and $5,284,000 and $1,971,000, respectively, for the Mid-Cap Portfolio. The Funds did not hold government securities during 2003.

Transactions in options written for the year ended December 31, 2003 were as follows:

                                               Emerging Growth            Micro-Cap                 Mid-Cap
                                                  Portfolio               Portfolio                Portfolio
                                           ----------------------   ----------------------   --------------------
                                             Number                   Number                   Number
                                              of        Premiums       of        Premiums       of       Premiums
                                           Contracts    Received    Contracts    Received    Contracts   Received
                                           ----------------------   ----------------------   --------------------
Options outstanding at beginning of year         725   $   48,000         270   $   17,000          80   $  5,000
Options written                                3,938      434,000       1,970      176,000          50      3,000
Options expired                               (3,228)    (362,000)     (1,392)    (137,000)       (130)    (8,000)
Options closed                                  (920)     (74,000)       (130)      (7,000)         --         --
Options assigned                                (515)     (46,000)       (718)     (49,000)         --         --
                                           ----------------------   ----------------------   --------------------
Options outstanding at end of year                --   $       --          --   $       --          --   $     --

The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund.

4.   Redemption fee
A .25% redemption fee is charged on redemptions from the Micro-Cap and Mid-Cap Portfolios. The redemption fee is retained by the Funds and is intended to reimburse the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap and Mid-Cap Portfolios were $188,000 and $9,000, respectively, for the year ended December 31, 2003, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets. The amount of redemption fees received increase paid-in capital.

The Oberweis Funds are designed for long-term investors. To discourage market timers, effective January 1, 2004, redemptions of shares of a Portfolio within 180 days of purchase will be subject to a 1.00% redemption fee of the total redemption amount. The redemption fee applies only to shares acquired on or after January 1, 2004 and will not apply to exchanges. The 1.00% redemption fee is deducted from the redemption proceeds and is retained by the Portfolio. However, the Micro-Cap and Mid-Cap Portfolios will continue to assess the .25% withdrawal charge on redemptions of shares of the Portfolios that were acquired prior to January 1, 2004, but effective January 1, 2004, will no longer assess the .25% withdrawal charge on exchanges. The Micro-Cap and Mid-Cap Portfolios will no longer assess this .25% withdrawal charge on redemptions effective July 1, 2004.

5.   Earnings credits and interest charges
The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Funds total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the year ended December 31, 2003, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio received credits of $8,000, $6,000 and $1,000, respectively. During the year ended December 31, 2003, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio incurred interest charges of $4,000, $1,000 and $0, respectively, which is included in custodian fees and expenses in the statement of operations.

6.   Micro-Cap Portfolio Closing
The Oberweis Funds announced that the Oberweis Micro-Cap Portfolio was closed to new investors at the close of business on May 30, 2003. The Oberweis Micro-Cap Portfolio was also closed to existing shareholders except for retirement accounts (qualified retirement plans and IRA accounts).

                              FINANCIAL HIGHLIGHTS

  Per share income and capital changes for a share outstanding throughout each year is as follows :

                                                                           Emerging Growth Portfolio
                                                                            Years ended December 31,
                                                         --------------------------------------------------------------
                                                            2003         2002         2001         2000         1999
                                                         --------------------------------------------------------------
Net asset value at beginning of year                     $    16.13   $    21.29   $    21.19   $    36.15   $    23.60
Income (loss) from investment operations:
Net investment loss /(a)/                                      (.27)        (.26)        (.31)        (.48)        (.41)
Net realized and unrealized gain (loss) on investments        11.19        (4.90)         .41        (1.37)       12.96
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                              10.92        (5.16)         .10        (1.85)       12.55
Less distributions:
Distribution from net realized gains on investments              --           --           --       (13.11)          --
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value at end of year                           $    27.05   $    16.13   $    21.29   $    21.19   $    36.15
                                                         ==========   ==========   ==========   ==========   ==========
Total Return (%)                                               67.7        (24.2)         0.5        (10.7)        53.2
Ratio/Supplemental Data
Net Assets at end of year (in thousands)                 $  242,695   $   61,292   $   79,014   $   83,643   $  105,128
Ratio of expenses to average net assets (%)                    1.37         1.57         1.65         1.42         1.59
Ratio of net investment loss to average net assets (%)        (1.18)       (1.48)       (1.51)       (1.27)       (1.56)
Portfolio turnover rate (%)                                      56           66           66           73           63
Average commission rate paid                             $    .0206   $    .0265   $    .0336   $    .0342   $    .0305

----------
Notes:

/(a)/ The net investment loss per share data was determined using average shares outstanding during the year.

                              FINANCIAL HIGHLIGHTS

   Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                              Micro-Cap Portfolio
                                                                            Years ended December 31,
                                                         --------------------------------------------------------------
                                                            2003         2002         2001         2000         1999
                                                         --------------------------------------------------------------
Net asset value at beginning of year                     $    13.86   $    16.77   $    13.54   $    16.94   $    14.18
Income (loss) from investment operations:
Net investment loss /(a)/                                      (.31)        (.24)        (.24)        (.33)        (.28)
Net realized and unrealized gain (loss) on investments
 /(b)/                                                        15.41        (2.67)        3.47         (.74)        3.04
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                              15.10        (2.91)        3.23        (1.07)        2.76
Less distributions:
Distributions from net realized gains on investments          (2.70)          --           --        (2.33)          --
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value at end of year                           $    26.26   $    13.86   $    16.77   $    13.54   $    16.94
                                                         ==========   ==========   ==========   ==========   ==========
Total Return (%)                                              108.9        (17.3)        23.9         (8.0)        19.5
Ratio/Supplemental Data
Net Assets at end of year (in thousands)                 $   99,546   $   21,978   $   47,817   $   20,491   $   21,301
Ratio of expenses to average net assets (%)                    1.60         1.93         1.98         1.96         2.00/(c)/
Ratio of net investment loss to average net assets (%)        (1.47)       (1.64)       (1.59)       (1.79)       (1.98)
Portfolio turnover rate (%)                                      87           81           82           79           46
Average commission rate paid                             $    .0200   $    .0256   $    .0307   $    .0271   $    .0328

----------
Notes:
/(a)/ The net investment loss per share data was determined using average shares outstanding during the year.
/(b)/ The net realized and unrealized gain(loss) on investments include redemption fees per share of $0.05.
/(c)/ Net of expense reimbursement from related parties. The expense ratios would have been 2.17% for 1999 before expense reimbursement.

                              FINANCIAL HIGHLIGHTS

   Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                        Mid-Cap Portfolio
                                                                     Years ended December 31,
                                             --------------------------------------------------------------------------
                                                2003             2002             2001             2000         1999
                                             --------------------------------------------------------------------------
Net asset value at beginning of year               7.29       $    10.83       $    17.12       $    24.29   $    12.86
Income (loss) from investment operations:
Net investment loss /(a)/                          (.18)            (.17)            (.21)            (.46)        (.31)
Net realized and unrealized gain (loss) on
 investments /(b)/                                 4.26            (3.37)           (6.08)           (2.27)       14.22
                                             ----------       ----------       ----------       ----------   ----------
Total from investment operations                   4.08            (3.54)           (6.29)           (2.73)       13.91
Less distributions:
Distributions from net realized gains on
 investments                                         --               --               --            (4.44)       (2.48)
                                             ----------       ----------       ----------       ----------   ----------
Net asset value at end of year               $    11.37       $     7.29       $    10.83       $    17.12   $    24.29
                                             ==========       ==========       ==========       ==========   ==========
Total Return (%)                                   56.0            (32.7)           (36.7)           (13.1)       112.7
Ratio/Supplemental Data
Net Assets at end of year (in thousands)     $   10,820       $    4,370       $    6,449       $   12,308   $   14,085
Ratio of expenses to average net assets (%)        2.00/(c)/        2.00/(c)/        2.00/(c)/        1.86         2.00/(c)/
Ratio of net investment loss to average net
 assets (%)                                       (1.91)           (1.91)           (1.75)           (1.78)       (1.93)
Portfolio turnover rate (%)                          29               66              115               97          153
Average commission rate paid                 $    .0200       $    .0256       $    .0312       $    .0269   $    .0345

----------
Notes:
/(a)/ The net investment loss per share data was determined using average shares outstanding during the year.
/(b)/ The net realized and unrealized gain(loss) on investments include redemption fees per share of $0.01.
/(c)/ Net of expense reimbursement from related parties. The expense ratios would have been 2.31%, 2.66%, 2.60%, and 2.43%, for 2003, 2002, 2001and 1999
respectively, before expense reimbursement and earnings credits.

                         REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of The Oberweis Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Emerging Growth Portfolio, Micro-Cap Portfolio and Mid-Cap Portfolio (three portfolios constituting The Oberweis Funds, hereafter referred to as the "Funds") at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended December 31, 2001 were audited by other auditors, whose report dated February 5, 2002, expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP


January 29, 2004
Chicago, Illinois

                  Trustees and Officers of The Oberweis Funds

                                                                                                        NUMBER OF
                                                TERM OF OFFICE AND                                     PORTFOLIOS
                             POSITION HELD        LENGTH OF TIME           PRINCIPAL OCCUPATION         OVERSEEN         OTHER
 NAME, ADDRESS AND AGE         WITH FUND              SERVED                  LAST FIVE YEARS          BY TRUSTEE    DIRECTORSHIPS
Thomas J. Burke (72)     Trustee                Trustee since         President - Burke Medical            3              None
951 Ice Cream Dr.                               May, 1991 /(1)/       Associates, 1968 to present;
North Aurora, IL 60542                                                retired medical physician,
                                                                      practicing medical physician
                                                                      until November 1, 1995.

James G. Schmidt (56)    Trustee                Trustee since         Senior Vice President and            3              None
951 Ice Cream Dr.                               November, 2003 /(1)/  Chief Financial Officer -
North Aurora, IL 60542                                                Federal Heath Sign Co., May
                                                                      2003 to present; Vice
                                                                      President - Finance Federal
                                                                      Sign division of Federal
                                                                      Signal Corp. October, 1991 to
                                                                      April, 2003.

James D. Oberweis (57)   Trustee/               Trustee and Officer   Chairman and Director -              3              None
951 Ice Cream Dr.        President/(2)/         since                 Oberweis Asset Management,
North Aurora, IL 60542                          July, 1986 /(1)(3)/   Inc. September, 2001 to
                                                                      present. President -
                                                                      September, 1989 to August,
                                                                      2001.

Patrick B. Joyce (44)    Executive Vice         Officer since         Executive Vice President,      Not Applicable       None
951 Ice Cream Dr.        President and          October, 1994 /(3)/   Secretary and Director -
North Aurora, IL 60542   Treasurer                                    Oberweis Asset Management,
                                                                      Inc., September, 1994 to
                                                                      present; Executive Vice
                                                                      President and Director -
                                                                      Oberweis Securities, Inc.
                                                                      September, 1996 to present.

Martin L. Yokosawa (43)  Senior Vice President  Officer since         Senior Vice President -        Not Applicable       None
951 Ice Cream Dr.                               October, 1994 /(3)/   Oberweis Asset Management,
North Aurora, IL 60542                                                Inc., September, 1994 to
                                                                      Present; Senior Vice President
                                                                      - Oberweis Securities, Inc.,
                                                                      January, 1997 to present.

James W. Oberweis (29)   Senior Vice President  Officer since         President - Oberweis Asset     Not Applicable       None
951 Ice Cream Dr.                               August, 1996 /(3)/    Management, Inc., September,
North Aurora, IL 60542                                                2001 to present; Senior Vice
                                                                      President May, 1996 to August,
                                                                      2001; Portfolio Manager from
                                                                      December, 1995 to present;
                                                                      President and Director -
                                                                      Oberweis Securities, Inc.,
                                                                      September, 1996 to present.

Steven J. LeMire (34)    Vice President and     Officer since         Vice President, Operations -   Not Applicable       None
951 Ice Cream Dr.        Secretary              August, 1998 /(3)/    Oberweis Asset Management,
North Aurora, IL 60542                                                Inc., June, 2000 to present;
                                                                      Compliance Manager - Oberweis
                                                                      Securities, Inc., March 1997
                                                                      to June, 2000.

(1) - Unless otherwise noted, each trustee shall serve as a trustee of the Fund until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such trustee or of a successor to such trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such trustee sooner dies, resigns, retires or is removed.

(2) - James D. Oberweis is an interested trustee of the Fund by reasons of his positions as the President of the Fund and the Chairman and a portfolio manager of Oberweis Asset Management, Inc., the Fund's investment advisor.

(3) - Elected annually by board of trustees.

The Statement of Additional Information includes additional information about Fund officers and trustees and is available upon request without charge, by calling the Fund at 1-800-323-6166.

[LOGO]
The Oberweis Funds

                                  Annual Report

                                     Audited

                                December 31, 2003

Trustees and Officers
James D. Oberweis
Trustee and President

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Treasurer

James W. Oberweis
Senior Vice President

Thomas J. Burke
Trustee

Martin L. Yokosawa
Senior Vice President

Steven J. LeMire
Vice President
Secretary

Manager and Investment Advisor
Oberweis Asset Management, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-800-323-6166
www.oberweis.net

Distributor
Oberweis Securities, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-630-801-6000
www.oberweis.net

Custodian
UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent
UMB Fund Services, Inc.
P.O. Box 711 Milwaukee, WI 53201-0711
1-800-245-7311

Counsel
Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Auditors
PricewaterhouseCoopers LLP
One North Wacker Drive, Chicago, IL 60606

[LOGO]
The Oberweis Funds
Emerging Growth Portfolio
Micro-Cap Portfolio
Mid-Cap Portfolio

ITEM 2.                         CODE OF ETHICS.

                                (a) As of December 31, 2003, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, or persons performing and similar functions.

                                (b)  A copy of the code of ethics may be
                                     obtained upon request, without charge, by contacting the registrant in writing at its principal executive office.

ITEM 3.                         AUDIT COMMITTEE FINANCIAL EXPERT

                                (a) (1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

                                (b)  The audit committee financial expert is
                                     James G. Schmidt. Mr. Schmidt is
                                     independent as defined in Form N-CSR Item 3
                                     (a) (2).


ITEM 4.                         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                                $40,000 2003

ITEMS 5-6.                      [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                                Not Applicable.

ITEM 8.                         [RESERVED]


ITEM 9.                         CONTROLS AND PROCEDURES.

                                (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or
                                     240.15d-15(b)).

                                (b)  There has been no change to the
                                     registrant's internal control over
                                     financial reporting (as defined in Rule
                                     30a-3(d) under the 1940 Act (17 CFR
                                     270.30a-3(d)) that occurred during the
                                     registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.    EXHIBITS.


            (a) (1)   Not Applicable.

            (a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Oberweis Funds

By (Signature and Title*) /s/ James D. Oberweis
                       ---------------------------------------------------------
                         James D. Oberweis
                         President, The Oberweis Funds


Date  02/26/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*) /s/ James D. Oberweis
                       ---------------------------------------------------------
                          James D. Oberweis
                          President, The Oberweis Funds


Date  02/26/2004

By (Signature and Title*) /s/ Patrick B. Joyce
                       ---------------------------------------------------------
                          Patrick B. Joyce
                          Executive Vice President and Treasurer,
                          The Oberweis Funds


Date  02/26/2004

/*/ Print the name and title of each signing officer under his or her signature.